Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® Short N100 Option Income Strategy ETF (YQQQ)

listed on The Nasdaq Stock Market, LLC

October 14, 2025

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated February 28, 2025

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.